Fair Value Measurement - Assets and liabilities measured at fair value on a nonrecurring basis (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurement
Equity securities without readily determinable fair value		$ 44.6		$ 44.6
Impairment charges for the equity investment		$ 0.0		$ 20.9	$ 0.0
Impairment loss on goodwill | ¥	¥ 0		¥ 0